Note 17 - Discontinued Operations - Results of Discontinued Operations (Details) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Drybulk Fleet [Member]
General and administrative expenses, related party			$ 731,456
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Commissions - related party			324,178
Vessel operating expenses - related party			$ 115,026